Investments Accounted for Using the Equity Method - Summary of Investments in joint ventures Accounted for using the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2020 USD ($)
Disclosure of joint ventures [line items]
Carrying Amount	$ 471,434	$ 279,702	$ 16,789
SUMA-USI Electronics Co., Ltd [member]
Disclosure of joint ventures [line items]
Main Business	Engaged in the design and production of electronic products
Operating Location	China
Carrying Amount	$ 471,434	$ 279,702	$ 16,789
percentages of ownership	49.00%	49.00%